5. Bank Premises and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Note 5. Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2017	2016

Buildings and improvements	$11,148,715	$11,213,737
Land and land improvements	2,433,971	2,433,971
Furniture and equipment	6,127,897	9,277,592
Leasehold improvements	1,155,284	1,117,085
Capital lease	991,014	991,014
Other prepaid assets	0	125,584
	21,856,881	25,158,983
Less accumulated depreciation and amortization	(11,512,704)	(14,328,427)
	$10,344,177	$10,830,556

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2026, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2017 for each of the next five years and in aggregate are:

2018	$233,706
2019	206,470
2020	179,581
2021	97,800
2022	66,000
Subsequent to 2022	264,000
$1,047,557

Total rental expense amounted to $242,726 and $204,324 for the years ended December 31, 2017 and 2016, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2017:

2018	$141,460
2019	141,460
2020	110,460
2021	39,117
Total minimum lease payments	432,497
Less amount representing interest	(50,690)
Present value of net minimum lease payments	$381,807